Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pinnacle Focused Opportunities ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.50%	30.80%	21.22%